T. ROWE PRICE GLOBAL STOCK FUND
January 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
ARGENTINA 1.4%
Common Stocks 1.4%
MercadoLibre (USD) (1)	59,820	39,661
Total Argentina (Cost $31,645)		39,661

AUSTRALIA 1.2%
Common Stocks 1.2%
James Hardie Industries, CDI	1,574,637	33,108
Total Australia (Cost $19,335)		33,108

BRAZIL 1.7%
Common Stocks 1.7%
Magazine Luiza	3,667,376	47,792
Total Brazil (Cost $36,667)		47,792

CANADA 0.7%
Common Stocks 0.7%
Shopify, Class A (USD) (1)	44,239	20,600
Total Canada (Cost $14,481)		20,600

CAYMAN ISLANDS 0.3%
Common Stocks 0.1%
ANT International, Class C, Acquisition Date: 6/7/18, Cost
$2,295 (USD) (1)(2)(3)	409,131	2,631
		2,631
Convertible Preferred Stocks 0.2%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $2,858
(USD) (1)(2)(3)	57,979	4,518
		4,518
Total Cayman Islands (Cost $5,153)		7,149

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
CHINA 9.0%
Common Stocks 7.6%
Alibaba Group Holding (HKD) (1)	261,800	6,755
Alibaba Group Holding, ADR (USD) (1)	205,152	42,382
Huazhu Group, ADR (USD) (4)	1,139,842	39,325
TAL Education Group, ADR (USD) (1)	178,775	8,921
Tencent Holdings (HKD)	1,603,100	76,452
Trip. com Group, ADR (USD) (1)	1,225,310	39,369
		213,204
Common Stocks - China A Shares 1.4%
Gree Electric Appliances of Zhuhai, A Shares (CNH)	4,530,720	40,476
		40,476
Convertible Preferred Stocks 0.0%
Xiaoju Kuaizhi, Series A-17, Acquisition Date: 10/19/15, Cost
$650 (USD) (1)(2)(3)	23,700	1,207
		1,207
Total China (Cost $232,248)		254,887

DENMARK 2.4%
Common Stocks 2.4%
Ascendis Pharma, ADR (USD) (1)	241,515	32,629
Orsted	329,061	35,891
Total Denmark (Cost $49,793)		68,520

FRANCE 2.4%
Common Stocks 2.4%
Airbus	379,750	55,772
TOTAL	259,318	12,626
Total France (Cost $59,619)		68,398

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
GERMANY 3.0%
Common Stocks 1.9%
Infineon Technologies	2,469,704	53,057
		53,057
Preferred Stocks 1.1%
Sartorius (5)	134,498	31,300
		31,300
Total Germany (Cost $62,454)		84,357

HONG KONG 0.9%
Common Stocks 0.9%
AIA Group	2,442,400	24,202
Total Hong Kong (Cost $23,972)		24,202

INDIA 2.2%
Common Stocks 2.2%
Axis Bank	2,736,166	27,994
HDFC Bank	2,000,093	34,203
Total India (Cost $48,372)		62,197

INDONESIA 0.5%
Common Stocks 0.5%
Bank Central Asia	6,110,800	14,440
Total Indonesia (Cost $7,627)		14,440

ITALY 2.7%
Common Stocks 2.7%
DiaSorin	226,794	27,884
Ferrari (USD)	276,860	46,739
Total Italy (Cost $63,764)		74,623

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
JAPAN 6.8%
Common Stocks 6.8%
Chugai Pharmaceutical	436,000	44,659
Daiichi Sankyo	298,900	20,199
Fancl	266,300	6,952
Hamamatsu Photonics	1,018,200	43,051
Keyence	147,500	49,583
Murata Manufacturing	391,200	22,148
Shiseido	73,200	4,712
Total Japan (Cost $152,078)		191,304

NETHERLANDS 2.7%
Common Stocks 2.7%
Adyen (1)	33,386	30,679
ASML Holding	154,964	43,489
Total Netherlands (Cost $48,044)		74,168

SOUTH KOREA 2.9%
Common Stocks 2.9%
Samsung Electronics	1,776,458	82,309
Total South Korea (Cost $69,047)		82,309

SWEDEN 1.5%
Common Stocks 1.5%
Hexagon, B Shares	775,652	42,167
Total Sweden (Cost $37,208)		42,167

SWITZERLAND 2.3%
Common Stocks 2.3%
Alcon (1)	1,070,842	63,263
Total Switzerland (Cost $62,599)		63,263

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
UNITED KINGDOM 5.2%

Common Stocks 5.2%
Derwent London	693,803	37,591
IQE (1)(4)	11,599,970	7,815
London Stock Exchange Group	759,513	78,488
Trainline (1)	3,538,554	22,017
Total United Kingdom (Cost $117,059)		145,911

UNITED STATES 48.5%

Common Stocks 48.1%
Advanced Micro Devices (1)(4)	1,197,750	56,294
Alphabet, Class A (1)	59,001	84,535
Amazon. com (1)	34,679	69,660
Apple	205,643	63,649
Applied Materials	552,400	32,034
Atlassian, Class A (1)	190,484	28,001
Boeing	44,300	14,099
Charles Schwab	1,500,183	68,333
CME Group	261,621	56,801
Danaher	347,452	55,895
Datadog, Class A (1)	35,319	1,632
Datadog, Class B, Acquisition Date: 5/7/19, Cost $411 (1)(2)	25,739	1,130
Equifax	133,733	20,047
Exact Sciences (1)	442,326	41,260
Facebook, Class A (1)	348,128	70,291
Five Below (1)	336,799	38,132
IDEXX Laboratories (1)	120,500	32,657
Intuit	27,632	7,747
Intuitive Surgical (1)	99,844	55,891
JPMorgan Chase	319,532	42,293
KLA	87,498	14,502
Maxim Integrated Products	254,176	15,281
Netflix (1)	122,926	42,421
NextEra Energy	211,505	56,726
NIKE, Class B	399,003	38,424

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
PACCAR	397,014	29,462
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $3,143
(1)(2)(3)	834,772	2,137
QUALCOMM	481,300	41,060
Sage Therapeutics (1)	107,304	7,112
salesforce. com (1)	186,234	33,952
ServiceNow (1)	112,828	38,162
Splunk (1)	186,242	28,916
Synopsys (1)	321,348	47,402
Texas Instruments	348,670	42,067
Verily Life Sciences, Series B, Acquisition Date: 1/23/19, Cost
$1,402 (1)(2)(3)	11,378	1,402
Visa, Class A (4)	283,250	56,358
Workday, Class A (1)	75,295	13,902
Zoom Video Communications, Class A (1)(4)	4,426	338
		1,350,005
Convertible Preferred Stocks 0.4%
Aurora Innovation, Series B, Acquisition Date: 3/1/19, Cost
$1,103 (1)(2)(3)	119,330	1,103
Databricks, Series F, Acquisition Date: 10/22/19, Cost $2,194
(1)(2)(3)	51,091	2,194
Doordash, Series G, Acquisition Date: 11/12/19, Cost $3,571
(1)(2)(3)	18,826	3,571
Freenome Holdings, Series B, Acquisition Date: 6/24/19, Cost
$1,003 (1)(2)(3)	220,032	1,003
Uipath, Series D-1, Acquisition Date: 4/26/19, Cost $1,532
(1)(2)(3)	38,933	1,532
Uipath, Series D-2, Acquisition Date: 4/26/19, Cost $257
(1)(2)(3)	6,537	257
		9,660
Total United States (Cost $1,098,836)		1,359,665

SHORT-TERM INVESTMENTS 2.2%

Money Market Funds 2.2%
T. Rowe Price Government Reserve Fund, 1.57% (6)(7)	61,907,486	61,907
Total Short-Term Investments (Cost $61,907)		61,907

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 1.1%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 1.1%
Short-Term Funds 1.1%
T. Rowe Price Short-Term Fund, 1.75% (6)(7)	3,076,696	30,767
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		30,767
Total Securities Lending Collateral (Cost $30,767)		30,767

Total Investments in Securities 101.6%
(Cost $2,332,675)		$2,851,395
Other Assets Less Liabilities (1.6)%		(46,141)
Net Assets 100.0%		$2,805,254

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $22,685 and represents 0.8% of net assets.
(3) Level 3 in fair value hierarchy.
(4) All or a portion of this security is on loan at January 31, 2020.
(5) Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
CDI CHESS or CREST Depositary Interest
CNH Offshore China Renminbi
HKD Hong Kong Dollar
USD U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL STOCK FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$120
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$120+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	10/31/19	Cost		Cost	1/31/20
T. Rowe Price Government
Reserve Fund	$6,469		¤	¤	$61,907
T. Rowe Price Short-Term
Fund	51,217		¤	¤	30,767
					$92,674^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $120 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $92,674.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL STOCK FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Global Stock Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE GLOBAL STOCK FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE GLOBAL STOCK FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$1,614,962	$ 1,090,904	$ 6,170	$ 2,712,036
Convertible Preferred Stocks	—	—	15,385	15,385
Preferred Stocks	—	31,300	—	31,300
Short-Term Investments	61,907	—	—	61,907
Securities Lending Collateral	30,767	—	—	30,767
Total	$1,707,636	$ 1,122,204	$ 21,555	$ 2,851,395

Following is a reconciliation of the fund’s Level 3 holdings for the period ended January 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at January 31, 2020, totaled $654,000 for the period ended January 31, 2020.

($000 s)	Beginning
	Balance	Gain (Loss)		Ending Balance
	11/1/19	During Period	Total Purchases+	1/31/20
Investment in Securities
Common Stocks	$6,906	$(1,006)	$270	$6,170
Convertible
Preferred Stocks	9,753	1,660	3,972	15,385
Total	$16,659	$654	$4,242	$21,555

+ $670,000 of Total Purchases relates to securities acquired through a merger effected on November 25, 2019.